LONGTERM INVESTMENTS (Details) $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($)
Statement [Line Items]
Net Additions And (warrants Exercised)	$ (228)
Movements In Foreign Exchange	(233)
Fair Value Adjustments For The Period	556
Fair Value Of Long Term Investments, Ending Balance	4,246
Fair Value Of Long Term Investments, Beginning Balance	4,151
Talisker Resources Ltd [Member] | Common Shares [Member]
Statement [Line Items]
Net Additions And (warrants Exercised)	(228)
Movements In Foreign Exchange	(116)
Fair Value Adjustments For The Period	122
Fair Value Of Long Term Investments, Ending Balance	2,129
Fair Value Of Long Term Investments, Beginning Balance	2,351
Endurance Gold Corp. | Warrants [Member]
Statement [Line Items]
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	(13)
Fair Value Adjustments For The Period	108
Fair Value Of Long Term Investments, Ending Balance	221
Fair Value Of Long Term Investments, Beginning Balance	126
Endurance Gold Corp. | Common Share [Member]
Statement [Line Items]
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	(32)
Fair Value Adjustments For The Period	235
Fair Value Of Long Term Investments, Ending Balance	579
Fair Value Of Long Term Investments, Beginning Balance	376
Silver Wolf Exploration Ltd. [Member] | Warrants [Member]
Statement [Line Items]
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	(10)
Fair Value Adjustments For The Period	7
Fair Value Of Long Term Investments, Ending Balance	181
Fair Value Of Long Term Investments, Beginning Balance	184
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	84
Fair Value Adjustments For The Period	(62)
Fair Value Of Long Term Investments, Ending Balance	1,136
Fair Value Of Long Term Investments, Beginning Balance	$ 1,114